Shareholders' equity - Stock-based payments - Assumptions & Options (Details)	3 Months Ended			9 Months Ended
	Sep. 30, 2018 $ / shares	Sep. 30, 2018 USD ($) EquityInstruments Y	Sep. 30, 2017 USD ($) EquityInstruments	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Stock-based payments
Capitalized to royalty, stream and working interest, net		$ 0	$ 0	$ 300,000	$ 200,000
Stock options
Stock-based payments
Term of options		10 years
Vesting period		3 years
Weighted average fair value per stock option (in dollars per share) | $ / shares	$ 25.14
Risk-free interest rate		2.18%
Expected dividend yield		1.41%
Expected price volatility of the Company's common shares		33.30%
Expected life of the option | Y		5
Forfeiture rate		0.00%
Expenses related to stock options		$ 1,500,000	$ 900,000	$ 4,100,000	$ 4,000,000
Granted (in shares) | EquityInstruments		47,732	0
Granted (in dollars per share)		$ 88.76
Fair value of options granted		$ 900,000